Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Exercise price	$ 0.57	$ 0.57
Risk-free interest rate	0.33%	0.25%
Dividend yield	0.00%	0.00%
Expected volatility	59.31%	56.78%
Expected term (in years)	3 months 7 days	1 year 3 months 7 days